SCHEDULE OF CONVERTIBLE NOTES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Convertible notes	$ 5,550,607
Convertible Debt [Member]
Short-Term Debt [Line Items]
Convertible notes-principal	5,500,000
Convertible notes-discount	(316,060)
Convertible notes-interest	366,667
Convertible notes	$ 5,550,607